DESCRIPTION OF PLAN (Details) - EBP 003				12 Months Ended
	Jan. 01, 2025	Jul. 01, 2024	Jun. 30, 2024	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employee eligibility				30 days
Participant compensation matched, minimum service period		30 days	6 months
Requisite service hours | h				1,000
Dividend record date vesting percentage				100.00%
Automatic deferral rate				5.00%
Automatic deferral rate, annual increase				1.00%
Pretax, maximum annual compensation to total compensation, percentage				100.00%
Maximum annual compensation to total compensation, percentage				5.00%
Minimum borrowing, amount				$ 1,000
Maximum borrowing, amount				$ 50,000
Maximum borrowing, to total account, percentage				50.00%
General loan, minimum borrowing term				1 year
General loan, maximum borrowing term				5 years
Primary residence, borrowing term				5 years
Forfeited nonvested account				$ 161,017	$ 143,291
Qualified Non-Elective Contributions
EBP, Description of Plan [Line Items]
Vesting percentage				20.00%
Vesting period				2 years
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage				20.00%
Vesting period				6 years
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate				3.25%	3.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	15.00%			15.00%
Participant loan, interest rate				9.50%	9.50%